Common Stock and common stock payable issued for services	6 Months Ended	12 Months Ended
	Nov. 30, 2013	May 31, 2013
Common Stock and common stock payable issued for services

Note 7 - Common Stock and Common Stock Payable Issued for Services

During the three and six months ended November 30, 2013 and 2012, the Company recognized approximately $-0- and $-0-, and $21,000 and $186,000, respectively, in stock compensation expense related to common stock issued to directors and consultants for past services.

6 - Common Stock and common stock payable issued for services

During the year ended May 31, 2013, the Company issued 51,520 fully vested shares of common stock at prices ranging from $.80 to $1.60 per share, and recognized approximately $49,000 in compensation expense to directors for past services. Compensation expense to directors related to common stock issuances was approximately $35,000 for the year ended May 31, 2012.

During the year ended May 31, 2013, the Company issued 60,000 shares of common stock to a consultant at $2.68 per share, which was the fair value at the commitment date, which was amortized over the requisite service period. During the year ended May 31, 2013 the Company recognized approximately $161,000 in stock-based compensation related to this grant. During the year ended May 31, 2012, compensation expense related to common stock issuances to consultants was approximately $203,000.

Effective December 28, 2012, the Company settled trade payable balances of approximately $447,000 owed to its previous principal law firm in exchange for a cash payment of $45,000 and 66,116 shares of Company common stock with a value of $80,000 as determined by the closing price of the stock on December 24, 2012. The Company recorded a gain on the satisfaction of the payables of approximately $322,000 for the year ended May 31, 2013.

At May 31, 2013, the Company is committed, subject to satisfaction of certain conditions, to issue approximately $108,000 of common stock to two executives of the Company for past services. This amount is included in common stock payable as of May 31, 2013. At May 31, 2013, the Company is committed to issue approximately $10,000 of common stock to a director of the Company related to accrued interest on a note payable (see Note 10). This amount is included in common stock payable. Pursuant to the Settlement Agreement described in Note 5, the Company issued 400,000 shares of common stock, which was recorded as common stock payable at May 31, 2012. The Company recognized approximately $388,000 in stock compensation expense during the year ended May 31, 2012 related to the issuance of this common stock.